PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 92.5%

Australia — 5.7%
AGL Energy Ltd.	4,795	$50,181
Alumina Ltd.	20,068	17,985
AMP Ltd.*	21,837	17,833
APA Group	8,473	53,768
Aristocrat Leisure Ltd.	4,246	55,018
ASX Ltd.	1,423	66,797
Aurizon Holdings Ltd.	13,765	35,673
AusNet Services	12,510	13,136
Australia & New Zealand Banking Group Ltd.	19,976	209,497
Bendigo & Adelaide Bank Ltd.	4,040	15,521
BHP Group Ltd.	20,828	377,848
BHP Group PLC	15,039	233,400
BlueScope Steel Ltd.	3,653	19,125
Boral Ltd.	9,502	11,935
Brambles Ltd.	11,486	74,243
Caltex Australia Ltd.	1,758	23,738
Challenger Ltd.	4,465	10,906
CIMIC Group Ltd.	829	11,741
Coca-Cola Amatil Ltd.	3,824	20,639
Cochlear Ltd.	418	47,640
Coles Group Ltd.	7,995	74,458
Commonwealth Bank of Australia	12,668	477,965
Computershare Ltd.	3,381	20,240
Crown Resorts Ltd.	2,801	12,999
CSL Ltd.	3,217	583,152
Dexus	7,928	43,934
Flight Centre Travel Group Ltd.	439	2,676
Fortescue Metals Group Ltd.	10,101	61,901
Goodman Group	11,429	83,771
Harvey Norman Holdings Ltd.	3,235	5,940
Incitec Pivot Ltd.	11,089	13,755
Insurance Australia Group Ltd.	17,303	65,285
Lendlease Group	4,333	27,167
Macquarie Group Ltd.	2,376	126,541
Magellan Financial Group Ltd.	965	25,593
Medibank Pvt. Ltd.	21,209	34,878
Mirvac Group	28,418	36,105
National Australia Bank Ltd.	20,556	210,861
Newcrest Mining Ltd.	5,595	76,835
Oil Search Ltd.	9,511	13,793
Orica Ltd.	2,861	26,782
Origin Energy Ltd.	12,782	34,348
Qantas Airways Ltd.	5,515	10,730
QBE Insurance Group Ltd.	9,242	48,142
Ramsay Health Care Ltd.	1,058	37,202
REA Group Ltd.	400	18,738
Rio Tinto Ltd.	2,594	133,642
Santos Ltd.	12,884	26,461
Scentre Group	38,643	37,013
SEEK Ltd.	2,271	20,753
Sonic Healthcare Ltd.	3,289	49,433
South32 Ltd.	13,128	14,540
South32 Ltd.	21,214	23,418
Stockland	17,063	26,238
Suncorp Group Ltd.	9,505	52,784

	Number of Shares	Value†
Australia — (continued)
Sydney Airport	8,538	$29,500
Tabcorp Holdings Ltd.	13,929	21,556
Telstra Corp. Ltd.	30,674	57,580
The GPT Group	13,907	30,897
The GPT Group-In Specie*	16,419	0
TPG Telecom Ltd.	2,240	9,540
Transurban Group	19,491	145,181
Treasury Wine Estates Ltd.	5,300	32,905
Vicinity Centres	25,092	15,696
Washington H. Soul Pattinson & Co., Ltd.	819	8,463
Wesfarmers Ltd.	8,118	172,022
Westpac Banking Corp.	25,414	261,022
WiseTech Global, Ltd.	1,081	11,238
Woodside Petroleum Ltd.	6,939	77,000
Woolworths Group Ltd.	9,128	198,501
Worley Ltd.	2,442	9,062

		5,004,860

Austria — 0.2%
ANDRITZ AG	564	17,670
Erste Group Bank AG	2,258	41,339
OMV AG	1,135	31,062
Raiffeisen Bank International AG	1,156	16,628
Verbund AG	518	18,682
voestalpine AG	888	17,917

		143,298

Belgium — 0.8%
Ageas	1,326	55,257
Anheuser-Busch InBev N.V.	5,431	239,887
Colruyt S.A.	375	20,328
Galapagos N.V.*	327	64,215
Groupe Bruxelles Lambert S.A.	597	46,973
KBC Group N.V.	1,820	82,583
Proximus SADP	1,133	26,019
Solvay S.A.	535	38,556
Telenet Group Holding N.V.	377	11,321
UCB S.A.	918	78,546
Umicore S.A.	1,444	49,805

		713,490

Bermuda — 0.0%
Jardine Strategic Holdings Ltd.	1,700	37,993

China — 0.1%
BeiGene Ltd. ADR*	300	36,933
Sands China Ltd.	17,600	64,030
Yangzijiang Shipbuilding Holdings Ltd.	19,000	11,025

		111,988

Denmark — 2.0%
A.P. Moller - Maersk A/S, Class B	45	39,886
A.P. Moller - Maersk A/S, Class A	24	19,712
Carlsberg A/S, Class B	784	88,263
Chr Hansen Holding A/S	775	57,189
Coloplast A/S, Class B	851	123,418
Danske Bank A/S	4,748	52,842
Demant A/S*	713	15,525

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Denmark — (continued)
DSV PANALPINA A/S	1,507	$137,030
Genmab A/S*	462	92,801
H. Lundbeck A/S	500	14,681
ISS A/S	945	12,928
Novo Nordisk A/S, Class B	12,550	749,437
Novozymes A/S, Class B	1,550	69,528
Orsted A/S	1,352	132,358
Pandora A/S	618	19,857
Tryg A/S	965	23,488
Vestas Wind Systems A/S	1,362	110,820

		1,759,763

Finland — 1.1%
Elisa OYJ	1,000	61,724
Fortum OYJ	3,199	46,536
Kone OYJ, Class B	2,425	135,802
Metso OYJ	784	18,476
Neste OYJ	3,006	99,942
Nokia OYJ*	40,648	125,190
Nokian Renkaat OYJ	902	21,538
Nordea Bank Abp	22,958	129,148
Nordea Bank Abp	345	1,915
Orion OYJ, Class B	750	30,522
Sampo OYJ, Class A	3,258	93,990
Stora Enso OYJ, Class R	4,323	43,225
UPM-Kymmene OYJ	3,922	106,941
Wartsila OYJ Abp	3,006	21,951

		936,900

France — 9.4%
Accor S.A.	1,184	31,809
Aeroports de Paris	215	20,770
Air Liquide S.A.	3,380	431,449
Alstom S.A.	1,302	53,762
Amundi S.A.	462	26,731
Arkema S.A.	503	34,342
Atos S.E.	732	48,770
AXA S.A.	13,777	233,272
BioMerieux	318	36,000
BNP Paribas S.A.	8,082	235,956
Bollore S.A.	5,688	15,458
Bollore S.A.*	42	136
Bouygues S.A.	1,607	46,637
Bureau Veritas S.A.	2,023	38,131
Capgemini S.E.	1,140	95,261
Carrefour S.A.	4,289	67,999
Casino Guichard Perrachon S.A.	468	17,910
Cie de Saint-Gobain	3,550	85,184
Cie Generale des Etablissements Michelin SCA	1,214	106,328
CNP Assurances	1,195	11,571
Covivio	313	17,578
Credit Agricole S.A.	8,213	58,114
Danone S.A.	4,447	284,600
Dassault Aviation S.A.	18	14,781
Dassault Systemes S.E.	960	140,152
Edenred	1,757	72,915

	Number of Shares	Value†
France — (continued)
Eiffage S.A.	567	$40,248
Electricite de France S.A.	4,450	34,797
Engie S.A.	13,099	134,140
EssilorLuxottica S.A.	1,998	211,538
Eurazeo S.E.	255	11,442
Eutelsat Communications S.A.	1,342	13,950
Faurecia S.E.	580	16,983
Gecina S.A.	310	40,793
Getlink S.E.	3,111	37,626
Hermes International	227	154,453
ICADE	232	18,209
Iliad S.A.	87	11,722
Ingenico Group S.A.	423	44,216
Ipsen S.A.	293	15,019
JCDecaux S.A.	510	9,067
Kering S.A.	534	278,435
Klepierre S.A.	1,415	26,972
L’Oreal S.A.	1,795	464,566
Legrand S.A.	1,909	121,760
LVMH Moet Hennessy Louis Vuitton S.E.	1,972	723,234
Natixis S.A.	7,282	23,188
Orange S.A.	13,985	169,323
Pernod Ricard S.A.	1,495	212,195
Peugeot S.A.	4,146	53,978
Publicis Groupe S.A.	1,516	43,326
Remy Cointreau S.A.	159	17,329
Renault S.A.	1,361	25,865
Safran S.A.	2,307	204,394
Sanofi	7,998	692,427
Sartorius Stedim Biotech	210	41,906
Schneider Electric S.E.	3,947	333,612
SCOR S.E.	1,198	26,358
SEB S.A.	179	22,170
Societe Generale S.A.	5,939	97,294
Sodexo S.A.	643	43,181
Suez	2,325	23,621
Teleperformance	416	86,161
Thales S.A.	767	63,520
TOTAL S.A.	17,182	647,398
Ubisoft Entertainment S.A.*	622	45,463
Unibail-Rodamco-Westfield	4,540	11,955
Unibail-Rodamco-Westfield	772	44,256
Valeo S.A.	1,663	27,067
Veolia Environnement S.A.	3,929	82,984
Vinci S.A.	3,702	302,488
Vivendi S.A.	5,908	124,915
Wendel S.A.	185	14,680
Worldline S.A.*	926	54,654

		8,170,494

Germany — 7.1%
adidas AG	1,272	282,419
Allianz S.E.	2,956	503,400
BASF S.E.	6,598	308,404
Bayer AG	7,022	402,350
Bayerische Motoren Werke AG	2,311	117,975
Beiersdorf AG	734	73,907

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Germany — (continued)
Brenntag AG	1,140	$41,419
Carl Zeiss Meditec AG	302	28,757
Commerzbank AG	6,847	24,374
Continental AG	822	58,607
Covestro AG	1,214	36,843
Daimler AG	6,541	195,342
Delivery Hero S.E.*	704	51,761
Deutsche Bank AG	14,246	90,563
Deutsche Boerse AG	1,359	186,705
Deutsche Lufthansa AG	1,773	16,583
Deutsche Post AG	7,147	191,601
Deutsche Telekom AG	23,546	304,107
Deutsche Wohnen S.E.	2,578	97,703
E.ON S.E.	15,920	163,302
Evonik Industries AG	1,319	27,545
Fraport AG Frankfurt Airport Services Worldwide	271	10,909
Fresenius Medical Care AG & Co., KGaA	1,530	99,872
Fresenius S.E. & Co., KGaA	2,951	109,874
GEA Group AG	1,137	23,488
Hannover Rueck S.E.	439	61,989
HeidelbergCement AG	1,073	45,842
Henkel AG & Co., KGaA	773	56,783
HOCHTIEF AG	160	10,505
Infineon Technologies AG	9,057	130,745
KION Group AG	453	19,496
Knorr-Bremse AG	363	31,913
LANXESS AG	589	23,445
Merck KGaA	917	92,582
METRO AG	1,204	10,255
MTU Aero Engines AG	373	53,935
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,038	208,711
Puma S.E.	591	34,724
RWE AG	4,180	109,314
SAP S.E.	6,972	778,410
Siemens AG	5,416	453,510
Siemens Healthineers AG	1,145	44,262
Symrise AG	947	87,606
Telefonica Deutschland Holding AG	5,808	14,259
thyssenkrupp AG*	2,829	14,901
TUI AG	2,901	12,698
Uniper S.E.	1,539	37,803
United Internet AG	668	19,424
Volkswagen AG	247	32,406
Vonovia S.E.	3,728	185,444
Wirecard AG	841	94,756
Zalando S.E.*	869	32,753

		6,146,281

Hong Kong — 3.2%
AIA Group Ltd.	85,800	768,308
ASM Pacific Technology Ltd.	2,000	18,545
BOC Hong Kong Holdings Ltd.	26,000	71,371
Budweiser Brewing Co., APAC, Ltd.*	9,200	23,660
CK Asset Holdings Ltd.	18,670	101,298
CK Hutchison Holdings Ltd.	19,628	130,824

	Number of Shares	Value†
Hong Kong — (continued)
CK Infrastructure Holdings Ltd.	5,000	$26,469
CLP Holdings Ltd.	12,000	109,920
Dairy Farm International Holdings Ltd.	2,600	11,959
Galaxy Entertainment Group Ltd.	15,000	79,002
Hang Lung Properties Ltd.	14,000	28,232
Hang Seng Bank Ltd.	5,600	95,409
Henderson Land Development Co., Ltd.	10,891	41,221
HK Electric Investments & HK Electric Investments Ltd.	20,777	19,947
HKT Trust & HKT Ltd.	25,240	34,328
Hong Kong & China Gas Co., Ltd.	72,846	119,280
Hong Kong Exchanges & Clearing Ltd.	8,465	253,606
Hongkong Land Holdings Ltd.	9,000	33,672
Kerry Properties Ltd.	5,509	14,406
Link REIT	14,976	126,225
Melco Resorts & Entertainment Ltd. ADR	1,367	16,951
MTR Corp., Ltd.	10,671	54,888
New World Development Co., Ltd.	45,832	48,870
NWS Holdings Ltd.	10,013	10,204
PCCW Ltd.	33,068	18,133
Power Assets Holdings Ltd.	9,500	56,356
Sino Land Co., Ltd.	23,079	29,046
SJM Holdings Ltd.	11,000	9,179
Sun Hung Kai Properties Ltd.	11,161	145,919
Swire Pacific Ltd., Class A	3,500	22,280
Swire Properties Ltd.	9,336	26,082
Techtronic Industries Co., Ltd.	10,000	63,499
The Bank of East Asia Ltd.	8,875	18,966
Vitasoy International Holdings Ltd.	6,000	18,056
WH Group Ltd.	69,823	64,447
Wharf Real Estate Investment Co., Ltd.	9,000	36,710
Wheelock & Co., Ltd.	6,000	40,656
Yue Yuen Industrial Holdings Ltd.	4,500	6,876

		2,794,800

Ireland — 0.9%
AerCap Holdings N.V.*	913	20,807
AIB Group PLC*	6,225	6,902
Bank of Ireland Group PLC	7,345	13,692
CRH PLC	5,715	154,551
DCC PLC	709	44,278
Experian PLC	6,455	179,393
Flutter Entertainment PLC	565	50,823
James Hardie Industries PLC	3,193	37,073
Kerry Group PLC, Class A	1,136	131,804
Kingspan Group PLC	1,079	58,185
Smurfit Kappa Group PLC	1,724	48,838

		746,346

Isle of Man — 0.0%
GVC Holdings PLC	4,148	28,732

Israel — 0.5%
Azrieli Group Ltd.	283	16,181
Bank Hapoalim BM	8,292	49,685
Bank Leumi Le-Israel BM	10,394	57,312
Check Point Software Technologies Ltd.*	812	81,638

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Israel — (continued)
CyberArk Software Ltd.*	300	$25,668
Elbit Systems Ltd.	186	24,103
Israel Chemicals Ltd.	5,884	18,740
Israel Discount Bank Ltd., Class A	8,729	25,453
Mizrahi Tefahot Bank Ltd.	962	17,706
Nice Ltd.*	446	64,490
Teva Pharmaceutical Industries Ltd.*	7,232	64,264
Teva Pharmaceutical Industries Ltd. ADR*	500	4,490
Wix.com Ltd.*	300	30,246

		479,976

Italy — 1.8%
Assicurazioni Generali SpA	7,936	107,491
Atlantia SpA	3,574	44,398
Davide Campari-Milano SpA	4,464	32,013
Enel SpA	58,130	400,972
Eni SpA	18,386	182,710
Ferrari N.V.	869	133,856
FinecoBank Banca Fineco SpA	3,881	34,918
Intesa Sanpaolo SpA	107,547	174,018
Leonardo SpA	3,179	21,017
Mediobanca Banca di Credito Finanziario SpA	4,539	24,752
Moncler SpA	1,369	49,748
Pirelli & C SpA	3,060	10,796
Poste Italiane SpA	4,029	33,911
Prysmian SpA	1,822	28,928
Recordati SpA	813	34,254
Snam SpA	14,360	65,630
Telecom Italia SpA*	60,149	24,347
Telecom Italia SpA, RSP	40,890	15,976
Terna Rete Elettrica Nazionale SpA	10,172	63,940
UniCredit SpA	14,564	112,676

		1,596,351

Japan — 24.6%
ABC-Mart, Inc.	200	10,010
Acom Co., Ltd.	3,200	12,995
Advantest Corp.	1,500	59,745
Aeon Co., Ltd.	4,600	101,909
AEON Financial Service Co., Ltd.	700	7,479
Aeon Mall Co., Ltd.	710	8,961
AGC, Inc.	1,400	34,115
Air Water, Inc.	1,000	13,695
Aisin Seiki Co., Ltd.	1,200	29,389
Ajinomoto Co., Inc.	3,000	55,903
Alfresa Holdings Corp.	1,300	24,195
Alps Alpine Co., Ltd.	1,400	13,490
Amada Holdings Co., Ltd.	2,400	18,811
ANA Holdings, Inc.	800	19,491
Aozora Bank Ltd.	800	15,267
Asahi Group Holdings Ltd.	2,700	87,597
Asahi Intecc Co., Ltd.	1,400	34,625
Asahi Kasei Corp.	8,800	61,660
Astellas Pharma, Inc.	13,700	211,081
Bandai Namco Holdings, Inc.	1,500	72,755
Benesse Holdings, Inc.	500	12,724

	Number of Shares	Value†
Japan — (continued)
Bridgestone Corp.	4,100	$125,504
Brother Industries Ltd.	1,500	22,720
Calbee, Inc.	600	16,192
Canon, Inc.	7,100	154,290
Casio Computer Co., Ltd.	1,500	20,987
Central Japan Railway Co.	1,000	160,271
Chubu Electric Power Co., Inc.	4,700	66,332
Chugai Pharmaceutical Co., Ltd.	1,600	185,113
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	20,523
Concordia Financial Group Ltd.	7,200	20,957
Credit Saison Co., Ltd.	1,000	11,602
CyberAgent, Inc.	800	31,005
Dai Nippon Printing Co., Ltd.	1,700	36,127
Dai-ichi Life Holdings, Inc.	7,700	91,439
Daicel Corp.	2,000	14,550
Daifuku Co., Ltd.	700	43,868
Daiichi Sankyo Co., Ltd.	4,100	281,574
Daikin Industries Ltd.	1,800	217,285
Daito Trust Construction Co., Ltd.	500	46,432
Daiwa House Industry Co., Ltd.	4,100	101,300
Daiwa House REIT Investment Corp.	13	31,862
Daiwa Securities Group, Inc.	11,100	42,894
Denso Corp.	3,100	99,059
Dentsu Group, Inc.	1,500	28,983
Disco Corp.	200	38,911
East Japan Railway Co.	2,200	166,475
Eisai Co., Ltd.	1,800	131,665
Electric Power Development Co., Ltd.	1,000	20,042
FamilyMart Co., Ltd.	1,700	30,525
FANUC Corp.	1,400	187,076
Fast Retailing Co., Ltd.	400	163,217
Fuji Electric Co., Ltd.	900	20,180
FUJIFILM Holdings Corp.	2,600	128,127
Fujitsu Ltd.	1,400	126,096
Fukuoka Financial Group, Inc.	1,200	15,830
GMO Payment Gateway, Inc.	300	21,026
Hakuhodo DY Holdings, Inc.	1,500	15,135
Hamamatsu Photonics K.K.	1,000	40,635
Hankyu Hanshin Holdings, Inc.	1,600	53,752
Hikari Tsushin, Inc.	100	16,733
Hino Motors Ltd.	2,000	10,666
Hirose Electric Co., Ltd.	220	22,680
Hisamitsu Pharmaceutical Co., Inc.	400	18,562
Hitachi Chemical Co., Ltd.	800	34,043
Hitachi Construction Machinery Co., Ltd.	700	14,039
Hitachi High-Tech Corp.	500	36,936
Hitachi Ltd.	7,000	201,085
Hitachi Metals Ltd.	1,400	14,695
Honda Motor Co., Ltd.	11,700	261,804
Hoshizaki Corp.	400	29,921
Hoya Corp.	2,700	229,585
Hulic Co., Ltd.	2,000	20,240
Idemitsu Kosan Co., Ltd.	1,356	30,949
IHI Corp.	1,200	13,975
Iida Group Holdings Co., Ltd.	1,000	13,821
Inpex Corp.	7,400	41,514

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Japan — (continued)
Isetan Mitsukoshi Holdings Ltd.	2,500	$14,505
Isuzu Motors Ltd.	4,000	26,472
ITOCHU Corp.	9,600	198,668
Itochu Techno-Solutions Corp.	700	19,936
J. Front Retailing Co., Ltd.	1,500	12,380
Japan Airlines Co., Ltd.	800	14,702
Japan Airport Terminal Co., Ltd.	300	11,530
Japan Exchange Group, Inc.	3,600	63,176
Japan Post Bank Co., Ltd.	3,000	27,705
Japan Post Holdings Co., Ltd.	11,500	89,960
Japan Post Insurance Co., Ltd.	1,700	21,004
Japan Prime Realty Investment Corp.	6	18,128
Japan Real Estate Investment Corp.	9	52,905
Japan Retail Fund Investment Corp.	20	22,735
Japan Tobacco, Inc.	8,700	160,921
JFE Holdings, Inc.	3,800	24,624
JGC Holdings Corp.	1,600	12,771
JSR Corp.	1,500	27,416
JTEKT Corp.	1,500	10,131
JXTG Holdings, Inc.	22,690	77,314
Kajima Corp.	3,500	35,775
Kakaku.com, Inc.	1,100	20,118
Kamigumi Co., Ltd.	700	11,816
Kansai Paint Co., Ltd.	1,400	26,555
Kao Corp.	3,400	276,992
Kawasaki Heavy Industries Ltd.	1,000	14,388
KDDI Corp.	12,700	375,140
Keihan Holdings Co., Ltd.	700	31,050
Keikyu Corp.	1,600	26,919
Keio Corp.	800	47,227
Keisei Electric Railway Co., Ltd.	1,000	28,898
Keyence Corp.	1,264	406,392
Kikkoman Corp.	1,100	46,639
Kintetsu Group Holdings Co., Ltd.	1,300	60,167
Kirin Holdings Co., Ltd.	6,000	118,502
Kobayashi Pharmaceutical Co., Ltd.	300	27,756
Koito Manufacturing Co., Ltd.	800	26,895
Komatsu Ltd.	6,700	108,429
Konami Holdings Corp.	700	21,471
Konica Minolta, Inc.	3,200	12,892
Kose Corp.	200	24,748
Kubota Corp.	7,300	92,849
Kuraray Co., Ltd.	2,600	26,160
Kurita Water Industries Ltd.	800	18,354
Kyocera Corp.	2,300	135,725
Kyowa Kirin Co., Ltd.	1,700	37,994
Kyushu Electric Power Co., Inc.	2,900	23,259
Kyushu Railway Co.	1,200	34,471
Lawson, Inc.	400	21,956
LINE Corp.*	400	19,312
Lion Corp.	1,500	31,989
LIXIL Group Corp.	2,100	25,874
M3, Inc.	3,000	88,491
Makita Corp.	1,600	48,806
Marubeni Corp.	11,700	58,068
Marui Group Co., Ltd.	1,500	25,093

	Number of Shares	Value†
Japan — (continued)
Maruichi Steel Tube Ltd.	300	$7,185
Mazda Motor Corp.	4,500	23,764
McDonald’s Holdings Co., Japan Ltd.	400	18,041
Mebuki Financial Group, Inc.	7,020	14,239
Medipal Holdings Corp.	1,300	24,292
MEIJI Holdings Co., Ltd.	800	56,693
Mercari, Inc.*	600	11,653
MINEBEA MITSUMI, Inc.	2,600	38,403
MISUMI Group, Inc.	1,900	41,099
Mitsubishi Chemical Holdings Corp.	9,500	56,411
Mitsubishi Corp.	9,700	205,177
Mitsubishi Electric Corp.	13,000	158,811
Mitsubishi Estate Co., Ltd.	8,500	125,538
Mitsubishi Gas Chemical Co., Inc.	1,100	11,870
Mitsubishi Heavy Industries Ltd.	2,400	60,485
Mitsubishi Materials Corp.	900	18,399
Mitsubishi Motors Corp.	5,200	14,651
Mitsubishi UFJ Financial Group, Inc.	88,400	330,753
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,500	12,237
Mitsui & Co., Ltd.	12,000	166,604
Mitsui Chemicals, Inc.	1,400	26,351
Mitsui Fudosan Co., Ltd.	6,400	110,814
Mitsui OSK Lines Ltd.	800	12,822
Mizuho Financial Group, Inc.	174,180	199,833
MonotaRO Co., Ltd.	1,000	26,421
MS&AD Insurance Group Holdings, Inc.	3,490	97,375
Murata Manufacturing Co., Ltd.	4,000	198,859
Nabtesco Corp.	900	20,587
Nagoya Railroad Co., Ltd.	1,400	39,362
NEC Corp.	1,800	65,544
Nexon Co., Ltd.	3,700	60,461
NGK Insulators Ltd.	2,000	26,030
NGK Spark Plug Co., Ltd.	1,100	15,419
NH Foods Ltd.	600	20,880
Nidec Corp.	3,200	164,910
Nikon Corp.	2,400	22,028
Nintendo Co., Ltd.	800	310,923
Nippon Building Fund, Inc.	10	67,270
Nippon Express Co., Ltd.	600	29,267
Nippon Paint Holdings Co., Ltd.	1,100	57,257
Nippon Prologis REIT, Inc.	15	37,741
Nippon Shinyaku Co., Ltd.	300	23,492
Nippon Steel Corp.	6,017	51,291
Nippon Telegraph & Telephone Corp.	9,400	224,816
Nippon Yusen K.K.	1,300	15,355
Nissan Chemical Corp.	800	28,974
Nissan Motor Co., Ltd.	17,000	56,877
Nisshin Seifun Group, Inc.	1,315	21,937
Nissin Foods Holdings Co., Ltd.	400	33,195
Nitori Holdings Co., Ltd.	600	81,085
Nitto Denko Corp.	1,200	53,303
Nomura Holdings, Inc.	24,600	103,814
Nomura Real Estate Holdings, Inc.	1,000	16,181
Nomura Real Estate Master Fund, Inc.	28	35,614
Nomura Research Institute Ltd.	2,430	51,328
NSK Ltd.	3,000	19,096

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Japan — (continued)
NTT Data Corp.	4,500	$43,077
NTT DOCOMO, Inc.	9,600	300,222
Obayashi Corp.	5,000	42,428
Obic Co., Ltd.	400	52,116
Odakyu Electric Railway Co., Ltd.	2,100	46,119
Oji Holdings Corp.	6,000	31,897
Olympus Corp.	8,300	119,647
Omron Corp.	1,300	67,213
Ono Pharmaceutical Co., Ltd.	2,800	64,345
Oracle Corp. Japan	300	26,167
Oriental Land Co., Ltd.	1,400	178,720
ORIX Corp.	9,400	112,148
Orix JREIT, Inc.	20	26,305
Osaka Gas Co., Ltd.	2,900	54,455
Otsuka Corp.	800	34,104
Otsuka Holdings Co., Ltd.	2,900	113,153
Pan Pacific International Holdings Corp.	3,200	60,599
Panasonic Corp.	16,200	122,641
Park24 Co., Ltd.	800	11,793
PeptiDream, Inc.*	700	24,366
Persol Holdings Co., Ltd.	1,400	14,009
Pigeon Corp.	900	34,457
Pola Orbis Holdings, Inc.	800	14,708
Rakuten, Inc.	6,300	47,496
Recruit Holdings Co., Ltd.	9,800	253,147
Renesas Electronics Corp.*	5,400	19,208
Resona Holdings, Inc.	14,800	44,375
Ricoh Co., Ltd.	5,000	36,506
Rinnai Corp.	200	14,098
Rohm Co., Ltd.	700	37,998
Ryohin Keikaku Co., Ltd.	1,700	18,905
Sankyo Co., Ltd.	400	11,600
Santen Pharmaceutical Co., Ltd.	2,600	44,621
SBI Holdings, Inc.	1,710	24,915
Secom Co., Ltd.	1,500	124,062
Sega Sammy Holdings, Inc.	1,200	14,559
Seibu Holdings, Inc.	1,600	17,637
Seiko Epson Corp.	2,200	23,678
Sekisui Chemical Co., Ltd.	2,600	34,253
Sekisui House Ltd.	4,600	75,863
Seven & i Holdings Co., Ltd.	5,400	178,334
Seven Bank Ltd.	5,300	13,678
SG Holdings Co., Ltd.	1,100	26,200
Sharp Corp.	1,200	12,457
Shimadzu Corp.	1,600	41,757
Shimamura Co., Ltd.	200	12,087
Shimano, Inc.	500	71,307
Shimizu Corp.	4,000	31,127
Shin-Etsu Chemical Co., Ltd.	2,500	245,718
Shinsei Bank Ltd.*	1,400	18,543
Shionogi & Co., Ltd.	2,000	98,519
Shiseido Co., Ltd.	2,900	170,440
Showa Denko K.K.	1,000	20,516
SMC Corp.	400	167,697
Softbank Corp.	12,100	154,138
SoftBank Group Corp.	11,100	392,967

	Number of Shares	Value†
Japan — (continued)
Sohgo Security Services Co., Ltd.	500	$24,270
Sompo Holdings, Inc.	2,325	71,666
Sony Corp.	9,000	533,102
Sony Financial Holdings, Inc.	1,200	20,150
Square Enix Holdings Co., Ltd.	700	31,273
Stanley Electric Co., Ltd.	1,000	19,629
Subaru Corp.	4,400	84,106
SUMCO Corp.	1,800	22,872
Sumitomo Chemical Co., Ltd.	10,600	31,317
Sumitomo Corp.	8,800	100,357
Sumitomo Dainippon Pharma Co., Ltd.	1,100	14,280
Sumitomo Electric Industries Ltd.	5,500	57,464
Sumitomo Heavy Industries Ltd.	800	14,313
Sumitomo Metal Mining Co., Ltd.	1,800	36,800
Sumitomo Mitsui Financial Group, Inc.	9,400	228,358
Sumitomo Mitsui Trust Holdings, Inc.	2,343	67,315
Sumitomo Realty & Development Co., Ltd.	2,500	61,045
Sumitomo Rubber Industries Ltd.	1,200	11,271
Sundrug Co., Ltd.	600	19,227
Suntory Beverage & Food Ltd.	1,000	37,789
Suzuken Co., Ltd.	540	19,619
Suzuki Motor Corp.	2,700	64,290
Sysmex Corp.	1,200	86,850
T&D Holdings, Inc.	3,700	29,995
Taiheiyo Cement Corp.	800	13,627
Taisei Corp.	1,400	42,697
Taisho Pharmaceutical Holdings Co., Ltd.	200	12,276
Taiyo Nippon Sanso Corp.	1,000	14,797
Takeda Pharmaceutical Co., Ltd.	10,595	322,598
TDK Corp.	900	69,200
Teijin Ltd.	1,200	20,298
Terumo Corp.	4,600	157,602
The Bank of Kyoto Ltd.	400	12,677
The Chiba Bank Ltd.	3,700	16,107
The Chugoku Electric Power Co., Inc.	2,100	29,300
The Kansai Electric Power Co., Inc.	4,900	54,541
The Shizuoka Bank Ltd.	3,200	19,429
The Yokohama Rubber Co., Ltd.	1,000	12,397
THK Co., Ltd.	1,000	20,149
Tobu Railway Co., Ltd.	1,400	48,842
Toho Co., Ltd.	900	27,519
Toho Gas Co., Ltd.	600	27,048
Tohoku Electric Power Co., Inc.	2,800	26,916
Tokio Marine Holdings, Inc.	4,600	210,471
Tokyo Century Corp.	300	9,387
Tokyo Electric Power Co. Holdings, Inc.*	10,800	37,570
Tokyo Electron Ltd.	1,100	205,011
Tokyo Gas Co., Ltd.	2,700	63,621
Tokyu Corp.	3,600	56,572
Tokyu Fudosan Holdings Corp.	4,000	19,212
Toppan Printing Co., Ltd.	2,000	30,536
Toray Industries, Inc.	10,000	43,285
Toshiba Corp.	2,700	59,180
Tosoh Corp.	1,800	20,342
TOTO Ltd.	1,000	32,988
Toyo Seikan Group Holdings Ltd.	1,000	11,407

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Japan — (continued)
Toyo Suisan Kaisha Ltd.	600	$29,000
Toyoda Gosei Co., Ltd.	400	6,808
Toyota Industries Corp.	1,100	52,448
Toyota Motor Corp.	16,168	974,363
Toyota Tsusho Corp.	1,600	37,375
Trend Micro, Inc.	900	44,444
Tsuruha Holdings, Inc.	200	26,370
Unicharm Corp.	3,000	112,302
United Urban Investment Corp.	21	21,010
USS Co., Ltd.	1,500	20,569
Welcia Holdings Co., Ltd.	300	21,018
West Japan Railway Co.	1,200	82,074
Yakult Honsha Co., Ltd.	900	53,019
Yamada Denki Co., Ltd.	4,000	15,932
Yamaha Corp.	1,100	42,631
Yamaha Motor Co., Ltd.	2,100	25,252
Yamato Holdings Co., Ltd.	2,300	35,928
Yamazaki Baking Co., Ltd.	1,000	20,843
Yaskawa Electric Corp.	1,800	48,943
Yokogawa Electric Corp.	1,600	19,140
Z Holdings Corp.	19,700	62,807
ZOZO, Inc.	600	8,053

		21,402,060

Luxembourg — 0.2%
ArcelorMittal S.A.	4,640	43,804
Aroundtown S.A.	8,836	44,228
Eurofins Scientific S.E.	87	42,456
Millicom International Cellular S.A.	700	19,448
SES S.A.	2,712	15,910
Tenaris S.A.	3,478	20,982

		186,828

Macau — 0.0%
Wynn Macau Ltd.	12,400	18,596

Netherlands — 5.4%
ABN AMRO Bank N.V.	3,103	25,180
Adyen N.V.*	78	66,292
Aegon N.V.	13,470	33,640
Airbus S.E.	4,127	266,117
Akzo Nobel N.V.	1,437	94,510
Altice Europe N.V.*	4,140	15,978
ASML Holding N.V.	3,020	796,117
CNH Industrial N.V.	7,476	42,578
EXOR N.V.	766	39,479
Heineken Holding N.V.	814	63,434
Heineken N.V.	1,838	155,980
ING Groep N.V.	28,045	143,705
Just Eat Takeaway*	837	63,297
Koninklijke Ahold Delhaize N.V.	7,865	183,228
Koninklijke DSM N.V.	1,299	146,123
Koninklijke KPN N.V.	26,565	63,528
Koninklijke Philips N.V.	6,375	261,741
Koninklijke Vopak N.V.	469	24,627
NN Group N.V.	2,293	62,314
NXP Semiconductors N.V.	1,996	165,528

	Number of Shares	Value†
Netherlands — (continued)
Prosus N.V.*	3,430	$240,172
QIAGEN N.V.*	1,662	67,107
Randstad N.V.	823	29,045
Royal Dutch Shell PLC, Class A	29,604	514,329
Royal Dutch Shell PLC, Class B	26,707	447,984
Unilever N.V.	10,395	510,928
Wolters Kluwer N.V.	1,994	141,397

		4,664,358

New Zealand — 0.3%
a2 Milk Co., Ltd.*	5,597	57,177
Auckland International Airport Ltd.	7,064	21,049
Fisher & Paykel Healthcare Corp. Ltd.	4,021	73,096
Fletcher Building Ltd.	5,870	12,217
Mercury NZ Ltd.	5,143	12,877
Meridian Energy Ltd.	8,838	21,093
Ryman Healthcare Ltd.	2,831	17,172
Spark New Zealand Ltd.	14,196	34,550

		249,231

Norway — 0.5%
Aker BP ASA	827	10,374
DNB ASA	6,815	75,925
Equinor ASA	7,174	89,432
Gjensidige Forsikring ASA	1,418	24,147
Mowi ASA	3,226	48,775
Norsk Hydro ASA	10,203	21,999
Orkla ASA	5,523	47,320
Schibsted ASA, Class B	698	12,627
Telenor ASA	4,966	72,582
Yara International ASA	1,266	40,030

		443,211

Portugal — 0.2%
Banco Espirito Santo S.A.*	27,017	0
EDP - Energias de Portugal S.A.	18,562	74,682
Galp Energia SGPS S.A.	3,702	42,337
Jeronimo Martins SGPS S.A.	1,733	31,279

		148,298

Singapore — 1.2%
Ascendas Real Estate Investment Trust	19,759	39,123
CapitaLand Commercial Trust	18,656	20,019
CapitaLand Ltd.	18,600	37,273
CapitaLand Mall Trust	18,100	22,695
City Developments Ltd.	3,000	15,212
ComfortDelGro Corp. Ltd.	15,200	16,185
DBS Group Holdings Ltd.	12,810	167,147
Genting Singapore Ltd.	46,800	22,687
Jardine Cycle & Carriage Ltd.	611	8,401
Jardine Matheson Holdings Ltd.	1,600	80,531
Keppel Corp. Ltd.	10,300	38,309
Mapletree Commercial Trust	15,200	19,495
Oversea-Chinese Banking Corp. Ltd.	23,903	144,827
SATS Ltd.	5,300	11,781
Sembcorp Industries Ltd.	9,000	9,880
Singapore Airlines Ltd.	4,000	16,236
Singapore Exchange Ltd.	6,000	38,643

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Singapore — (continued)
Singapore Press Holdings Ltd.	12,400	$16,033
Singapore Technologies Engineering Ltd.	12,000	26,254
Singapore Telecommunications Ltd.	56,800	101,259
Suntec Real Estate Investment Trust	16,000	13,993
United Overseas Bank Ltd.	8,837	121,244
UOL Group Ltd.	3,107	14,255
Venture Corp. Ltd.	2,100	20,005
Wilmar International Ltd.	13,800	31,207

		1,052,694

Spain — 2.4%
ACS Actividades de Construccion y Servicios S.A.	1,911	37,951
Aena SME S.A.	488	52,945
Amadeus IT Group S.A.	3,129	147,279
Banco Bilbao Vizcaya Argentaria S.A.	48,143	149,078
Banco de Sabadell S.A.	40,918	20,693
Banco Santander S.A.	118,686	282,333
Bankia S.A.	9,428	10,281
Bankinter S.A.	4,820	17,485
CaixaBank S.A.	25,876	47,886
Cellnex Telecom S.A.	1,752	79,475
Enagas S.A.	1,740	34,325
Endesa S.A.	2,216	46,892
Ferrovial S.A.	3,495	82,960
Grifols S.A.	2,184	73,071
Iberdrola S.A.	43,573	426,188
Industria de Diseno Textil S.A.	7,881	204,226
Mapfre S.A.	8,177	13,872
Naturgy Energy Group S.A.	2,261	39,667
Red Electrica Corp. S.A.	3,120	56,065
Repsol S.A.	10,054	89,694
Siemens Gamesa Renewable Energy S.A.	1,855	27,373
Telefonica S.A.	33,418	152,088

		2,091,827

Sweden — 2.4%
Alfa Laval AB	2,253	38,574
Assa Abloy AB, Class B	7,007	130,812
Atlas Copco AB, Class A	4,699	156,262
Atlas Copco AB, Class B	2,753	80,083
Boliden AB	1,973	35,395
Electrolux AB, Class B	1,720	21,248
Epiroc AB, Class A	4,569	45,148
Epiroc AB, Class B	2,942	28,998
Essity AB, Class B	4,370	133,869
Hennes & Mauritz AB, Class B	5,952	76,166
Hexagon AB, Class B	1,938	81,949
Husqvarna AB, Class B	2,834	14,098
ICA Gruppen AB	622	25,978
Industrivarden AB, Class C	1,227	23,494
Investor AB, Class B	3,188	143,822
Kinnevik AB, Class B	1,832	29,879
L E Lundbergforetagen AB, Class B	602	24,404
Lundin Petroleum AB	1,292	24,389
Sandvik AB	8,054	113,293
Securitas AB, Class B	2,230	23,956

	Number of Shares	Value†
Sweden — (continued)
Skandinaviska Enskilda Banken AB, Class A	11,899	$79,688
Skanska AB, Class B*	2,417	36,374
SKF AB, Class B	2,667	36,344
Svenska Handelsbanken AB, Class A*	10,939	90,215
Swedbank AB, Class A	6,419	70,797
Swedish Match AB	1,185	67,094
Tele2 AB, Class B	3,797	50,588
Telefonaktiebolaget LM Ericsson, Class B	22,252	180,129
Telia Co., AB	20,047	71,756
Volvo AB, Class B	10,650	126,585

		2,061,387

Switzerland — 10.2%
ABB Ltd.	12,981	225,623
Adecco Group AG	1,125	44,332
Alcon, Inc.*	2,963	151,797
Baloise Holding AG	370	48,238
Barry Callebaut AG	23	46,036
Chocoladefabriken Lindt & Spruengli AG	1	86,794
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	8	67,148
Cie Financiere Richemont S.A.	3,752	200,559
Clariant AG	1,425	23,718
Coca-Cola HBC AG	1,426	30,582
Credit Suisse Group AG	18,456	148,965
Dufry AG	292	8,962
EMS-Chemie Holding AG	52	32,431
Geberit AG	265	116,118
Givaudan S.A.	65	200,003
Glencore PLC*	76,319	115,512
Julius Baer Group Ltd.	1,680	56,276
Kuehne + Nagel International AG	402	54,761
LafargeHolcim Ltd.*	3,488	127,289
Lonza Group AG	523	215,122
Nestle S.A.	21,157	2,165,795
Novartis AG	15,259	1,258,850
Pargesa Holding S.A.	272	17,958
Partners Group Holding AG	133	91,060
Roche Holding AG	4,992	1,606,136
Schindler Holding AG	145	30,359
Schindler Holding AG, Participation Certificates	304	66,508
SGS S.A.	44	101,485
Sika AG	921	151,240
Sonova Holding AG	387	69,008
STMicroelectronics N.V.	5,012	107,741
Straumann Holding AG	74	54,102
Swiss Life Holding AG	242	81,226
Swiss Prime Site AG	532	51,780
Swiss Re AG	2,107	162,237
Swisscom AG	190	101,741
Temenos AG	471	61,395
The Swatch Group AG	210	41,244
The Swatch Group AG	425	16,454
UBS Group AG	27,200	249,318
Vifor Pharma AG	334	45,694
Zurich Insurance Group AG	1,075	377,655

		8,909,252

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

United Kingdom — 12.3%
3i Group PLC	7,110	$68,893
Admiral Group PLC	1,312	36,133
Anglo American PLC	7,515	131,690
Antofagasta PLC	2,581	24,650
Ashtead Group PLC	3,228	69,770
Associated British Foods PLC	2,516	56,357
AstraZeneca PLC	9,309	829,420
Auto Trader Group PLC	6,702	36,216
Aveva Group PLC	488	21,025
Aviva PLC	28,012	92,096
BAE Systems PLC	22,874	146,966
Barclays PLC	124,012	140,931
Barratt Developments PLC	7,128	38,529
Berkeley Group Holdings PLC	878	39,188
BP PLC	143,639	589,054
British American Tobacco PLC	14,079	479,604
British American Tobacco PLC ADR	2,252	76,996
BT Group PLC	59,975	87,237
Bunzl PLC	2,529	50,622
Burberry Group PLC	2,902	47,171
Carnival PLC	1,094	13,058
Centrica PLC	43,976	20,721
Coca-Cola European Partners PLC	1,476	56,406
Coca-Cola European Partners PLC	200	7,506
Compass Group PLC	11,467	178,657
Croda International PLC	875	46,163
Diageo PLC	16,625	527,170
Direct Line Insurance Group PLC	9,937	36,277
easyJet PLC	1,334	9,244
Evraz PLC	3,788	10,838
Ferguson PLC	1,650	102,023
Fiat Chrysler Automobiles N.V.	8,095	57,788
G4S PLC	12,521	14,241
GlaxoSmithKline PLC	35,377	663,818
Halma PLC	2,847	66,865
Hargreaves Lansdown PLC	2,059	34,984
HSBC Holdings PLC	144,164	809,302
Imperial Brands PLC	6,887	127,102
Informa PLC	8,875	48,339
InterContinental Hotels Group PLC	1,282	54,540
Intertek Group PLC	1,128	65,903
ITV PLC	27,237	22,352
J. Sainsbury PLC	12,992	33,616
JD Sports Fashion PLC	3,307	18,522
Johnson Matthey PLC	1,361	29,988
Kingfisher PLC	14,253	25,035
Land Securities Group PLC	4,914	33,886
Legal & General Group PLC	42,756	101,019
Lloyds Banking Group PLC	502,666	196,518
London Stock Exchange Group PLC	2,281	204,048
M&G PLC*	18,831	26,194
Marks & Spencer Group PLC	13,172	15,968
Meggitt PLC	5,739	20,630

	Number of Shares	Value†
United Kingdom — (continued)
Melrose Industries PLC	34,877	$38,756
Micro Focus International PLC	2,152	10,619
Mondi PLC	3,375	56,955
National Grid PLC	24,811	289,898
Next PLC	943	47,309
NMC Health PLC	538	1,568
Ocado Group PLC*	3,409	51,136
Pearson PLC	5,773	39,522
Persimmon PLC	2,313	54,676
Prudential PLC	18,726	234,633
Reckitt Benckiser Group PLC	5,096	388,190
RELX PLC	6,711	143,229
RELX PLC	6,969	148,995
Rentokil Initial PLC	13,036	62,260
Rio Tinto PLC	8,088	370,771
Rolls-Royce Holdings PLC*	12,875	54,415
Royal Bank of Scotland Group PLC	34,775	47,950
RSA Insurance Group PLC	7,501	39,143
Schroders PLC	960	29,349
Segro PLC	8,146	77,007
Severn Trent PLC	1,743	49,339
Smith & Nephew PLC	6,216	109,504
Smiths Group PLC	2,951	44,493
Spirax-Sarco Engineering PLC	552	55,417
SSE PLC	7,416	119,176
St. James’s Place PLC	3,676	34,326
Standard Chartered PLC	19,726	109,061
Standard Life Aberdeen PLC	16,437	45,363
Taylor Wimpey PLC	22,936	33,004
Tesco PLC	68,840	194,406
The British Land Co., PLC	6,815	28,420
The Sage Group PLC	7,977	58,005
The Weir Group PLC	1,767	15,716
Unilever PLC	7,845	395,624
United Utilities Group PLC	4,874	54,559
Vodafone Group PLC	190,838	264,013
Whitbread PLC	947	35,097
Wm Morrison Supermarkets PLC	15,833	34,590
WPP PLC	8,922	60,660

		10,668,423

TOTAL COMMON STOCKS (Cost $80,160,452)		80,567,437

PREFERRED STOCKS — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG	454	19,252
FUCHS PETROLUB S.E.	492	17,550
Henkel AG & Co., KGaA	1,267	101,337
Porsche Automobil Holding S.E.	1,115	46,607
Sartorius AG	247	59,052
Volkswagen AG	1,341	154,479
TOTAL PREFERRED STOCKS (Cost $434,172)		398,277

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 4.4%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $3,856,545)	3,856,545	$3,856,545

TOTAL INVESTMENTS — 97.4% (Cost $84,451,169)		84,822,259
Other Assets & Liabilities — 2.6%		2,253,440

TOTAL NET ASSETS — 100.0%		$87,075,699

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

AB — Aktiebolag.

ADR — American Depositary Receipt.

AG — Aktiengesellschaft.

N.V. — Naamloze Vennootschap.

ASA — Allmennaksjeselskap.

S.A. — Societe Anonyme.

KGaA — Kommanditgesellschaft auf Aktien.

S.E. — Societas Europaea.

OYJ — Julkinen Osakeyhtiö.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

SpA — Società per Azioni.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$157,171
Aerospace & Defense	1.1%	898,241
Agriculture	1.2%	942,924
Airlines	0.1%	86,986
Apparel	1.9%	1,527,312
Auto Manufacturers	2.8%	2,260,788
Auto Parts & Equipment	0.9%	733,763
Banks	8.5%	6,863,140
Beverages	2.2%	1,790,436
Biotechnology	1.0%	797,095
Building & Real Estate	0.2%	126,209
Building Materials	1.4%	1,137,621
Chemicals	3.4%	2,714,545
Commercial Services	2.6%	2,115,488
Computers	0.8%	635,521
Cosmetics & Personal Care	2.8%	2,244,530
Distribution & Wholesale	1.1%	918,894
Diversified Financial Services	2.3%	1,834,425
Diversified Operations	0.2%	155,776
Electric	3.0%	2,440,665
Electrical Components & Equipment	1.3%	1,052,813
Electronics	1.2%	980,980
Energy-Alternate Sources	0.2%	138,193
Engineering & Construction	1.3%	1,004,764

Entertainment	0.5%	$411,214
Environmental Control	—%	18,354
Food	5.5%	4,429,494
Food Service	0.3%	221,838
Forest Products & Paper	0.4%	287,856
Gas	0.9%	714,645
Hand & Machine Tools	0.7%	588,213
Healthcare Products	2.0%	1,620,235
Healthcare Services	0.5%	417,943
Holding Companies	0.2%	194,943
Home Builders	0.3%	264,425
Home Furnishings	0.9%	741,539
Hotels & Resorts	0.1%	88,181
Household Products & Wares	0.6%	444,973
Insurance	5.4%	4,324,547
Internet	1.0%	770,094
Investment Companies	0.4%	298,879
Iron & Steel	0.3%	259,096
Leisure Time	0.2%	167,622
Lodging	0.3%	249,234
Machinery - Construction & Mining	0.6%	498,438
Machinery - Diversified	1.9%	1,513,109
Media	0.5%	405,185
Metal Fabricate/Hardware	0.3%	255,518
Mining	2.1%	1,659,666
Miscellaneous Manufacturing	0.9%	759,532
Office & Business Equipment	0.4%	355,493
Oil & Gas	3.9%	3,103,752
Packaging and Containers	—%	11,407
Pharmaceuticals	10.4%	8,360,230
Pipelines	0.1%	78,395
Real Estate	1.6%	1,261,860
Real Estate Investment Trusts	1.4%	1,127,850
Real Estate Management Services	0.2%	185,444
Retail	2.2%	1,786,527
Semiconductors	1.9%	1,563,510
Shipbuilding	—%	11,025
Software	1.8%	1,478,967
Telecommunications	4.5%	3,645,110
Textiles	0.1%	89,743
Toys, Games & Hobbies	0.5%	383,678
Transportation	2.1%	1,681,997
Venture Capital	0.1%	68,893
Water	0.3%	210,503

	100.0%	$80,567,437

Futures Contracts:

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini MSCI EAFE Index	06/19/2020	72	50	$1,559	$5,613,480	$476,515	$—

							$476,515	$—